Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Financial assets
Interest-bearing deposits with banks	$ 81,880		$ 108,011
Trading
Trading securities	136,207		148,205
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	335,239		317,845
Loans	831,187		819,965
Derivatives
Derivatives	124,149		154,439
Deposits
Personal	428,305		404,932
Business and government	734,038		759,870
Bank	47,710		44,012
Other
Obligations related to securities sold short	36,048		35,511
Obligations related to assets sold under repurchase agreements and securities loaned	291,558		273,947
Derivatives
Total derivatives	123,898		153,491
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,220)		(2,185)
Financial assets	(1,220)		(2,185)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,220)		(2,185)
Financial liabilities	(1,220)		(2,185)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	69,384		64,195
Investment
Investment securities	1,026		1,702
Derivatives
Total gross derivatives, assets	2,677		3,939
Other assets	1,476		1,221
Financial assets	74,563		71,057
Other
Obligations related to securities sold short	15,535		16,383
Derivatives
Total gross derivatives, liabilities	2,474		3,847
Other liabilities	444		341
Financial liabilities	18,453		20,571
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	77,608		84,468
Trading
Trading securities	64,627		82,123
Investment
Investment securities	103,625		90,613
Assets purchased under reverse repurchase agreements and securities borrowed	284,637		264,665
Loans	7,841		9,673
Derivatives
Total gross derivatives, assets	122,330		152,302
Other assets	2,994		2,141
Financial assets	663,662		685,985
Deposits
Personal	25,741		22,016
Business and government	142,323		152,566
Bank	14,749		7,196
Other
Obligations related to securities sold short	20,513		19,128
Obligations related to assets sold under repurchase agreements and securities loaned	262,834		248,835
Derivatives
Total gross derivatives, liabilities	121,191		149,723
Other liabilities	(1,031)		(632)
Financial liabilities	586,320		598,832
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,196		1,887
Investment
Investment securities	613		576
Loans	2,410		1,692
Derivatives
Total gross derivatives, assets	362		383
Other assets	13		15
Financial assets	5,594		4,553
Deposits
Personal	250		241
Derivatives
Total gross derivatives, liabilities	1,453		2,106
Financial liabilities	1,703		2,347
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	14,802		15,024
Investment
Investment securities	928		1,226
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,411		3,779
Investment
Investment securities	3,569		2,555
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,794		13,257
Investment
Investment securities	3,272		2,124
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	684		1,254
Investment
Investment securities	61		440
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	22,100		35,570
Investment
Investment securities	51,864		43,918
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities			4
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	3,843		1,325
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	3,083		3,452
Investment
Investment securities	6,937		5,144
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	2		2
Investment
Investment securities	2,682		2,860
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	27		28
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,174		1,308
Investment
Investment securities	464		524
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities			2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	21,762		21,162
Investment
Investment securities	26,681		25,569
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	19		7
Investment
Investment securities	150		151
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	50,055		46,592
Investment
Investment securities	37		36
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,301		3,593
Investment
Investment securities	504		395
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,177		1,874
Investment
Investment securities	436		397
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,652		7,524
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	34,325		39,804
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	262		263
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	76,950		99,424
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	8		13
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	396		388
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,677		3,939
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	12,435		14,786
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	86		62
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,776)		(2,100)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	6		45
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	33,492		39,592
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	900		1,122
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	69,694		94,310
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	64		145
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	144		125
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,474		3,847
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	18,595		16,663
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	499		847
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(734)		(967)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(10)		(8)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	77,608		84,468
Trading
Trading securities	136,207		148,205
Investment
Investment securities	105,264		92,891
Assets purchased under reverse repurchase agreements and securities borrowed	284,637		264,665
Loans	10,251		11,365
Derivatives
Total gross derivatives, assets	125,369		156,624
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,220)		(2,185)
Derivatives	124,149		154,439
Other assets	4,483		3,377
Financial assets	742,599		759,410
Deposits
Personal	25,991		22,257
Business and government	142,323		152,566
Bank	14,749		7,196
Other
Obligations related to securities sold short	36,048		35,511
Obligations related to assets sold under repurchase agreements and securities loaned	262,834		248,835
Derivatives
Total gross derivatives, liabilities	125,118		155,676
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,220)		(2,185)
Total derivatives	123,898		153,491
Other liabilities	(587)		(291)
Financial liabilities	605,256		619,565
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(250)	$ (250)	(241)	$ (160)	$ (129)	$ (158)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	17,213		18,803
Investment
Investment securities	4,497		3,781
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,794		13,257
Investment
Investment securities	3,272		2,124
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	22,784		36,828
Investment
Investment securities	51,925		44,358
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	6,926		4,777
Investment
Investment securities	6,937		5,144
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	2		2
Investment
Investment securities	2,709		2,888
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,174		1,310
Investment
Investment securities	464		524
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	21,781		21,169
Investment
Investment securities	26,831		25,720
Recurring [member] | Equity securities [member]
Trading
Trading securities	54,533		52,059
Investment
Investment securities	977		828
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,652		7,524
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	34,587		40,067
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	76,958		99,437
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	396		388
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	15,198		18,787
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,770)		(2,055)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	34,392		40,714
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	69,758		94,455
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	144		125
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	21,568		21,357
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (744)		$ (975)